Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	2021	2020
	$	$
Trade payables (Note 8)	35,667	18,698
GST payable	25,425	-
Accrued liabilities	42,365	22,942
	103,457	41,640